Equity	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Share data has been revised to give effect to the share consolidation as explained in note 2 (iv), “Share consolidation.”

On September 5, 2022, the Company issued 3,123,865 common shares to ADCT America pursuant to a share subscription agreement and immediately repurchased these shares as treasury shares at par value. During the fourth quarter of 2022, the Company issued 7,648,081 common shares to ADCT America pursuant to a subscription agreement and immediately repurchased these shares as treasury shares at par value to be used in connection with the ATM Facility.
On August 15, 2022, the Company entered into a share purchase agreement with the Purchasers, pursuant to which, on September 6, 2022, the Company issued and sold to the purchasers an aggregate of 733,568 common shares at USD 8.52 per share. The shares were issued from the Company’s treasury shares at par value, which arose from the Share Subscription Agreement. See note 2, “Basis of Preparation." The transaction was recorded as a USD 6.1 million net increase to share premium for the issuance of the common shares, net of transaction costs accrued and paid, and an increase in cash and cash equivalents.
The Company also recorded a USD 19.6 million non-cash net increase to share premium for the issuance of the 2,390,297 common shares to Deerfield in connection with the exchange of the senior secured convertible notes. The shares were issued from the Company’s treasury shares at par value, which arose from the Share Subscription Agreement. See note 24, “Convertible loans” and note 2, “Basis of Preparation” for further information on this transaction and Share Subscription Agreement, respectively.

The movements in the Company’s share capital, share premium and treasury shares accounts for the years ended December 31, 2022, 2021 and 2020 are set out in the following table:

		Issued share capital	Share premium	Treasury shares	Increase / (Decrease) in net assets	Price per share	Issued share capital	Treasury shares	Outstanding share capital
		In KUSD					Number of shares issued	Number of shares (held or received) / delivered	Number of shares outstanding
Balance at December 31, 2019		4,361	549,922	(100)	554,183		53,337,500	(1,240,540)	52,096,960

April 15, 2020	Shares surrendered by Share Purchase Plan 2013 and Share Purchase Plan 2016 participants to settle share purchase plan promissory notes	—	11,208	(11,208)	—	USD 18.75	—	(597,774)	(597,774)
April 16, 2020	Issuance of shares per shareholder's agreement addendum through capitalization of reserves	393	(393)	—	—	CHF 0.008	4,777,996	—	4,777,996
April 24, 2020	Elimination of fractional holdings	—	—	—	—	CHF 0.008	—	51	51
May 19, 2020	Issuance of shares to be held as treasury	34	—	(34)	—	CHF 0.008	408,873	(408,873)	—
May 19, 2020	Grant of shares to settle Incentive Plan 2014 awards, net	—	(29)	29	—	CHF 0.008	—	356,144	356,144
May 19, 2020	Issuance of shares at IPO	1,007	231,661	—	232,668	USD 19.00	12,245,631	—	12,245,631
May 19, 2020	Sale of shares under greenshoe option	—	23,591	11,309	34,900	USD 19.00	—	1,836,844	1,836,844
May 19, 2020	Transaction costs, IPO and greenshoe option	—	(23,355)	—	(23,355)		—	—	—
September 28, 2020	Issuance of shares at follow-on offering	519	203,481	—	204,000	USD 34.00	6,000,000	—	6,000,000
September 28, 2020	Transaction costs, follow-on offering	—	(15,084)	—	(15,084)		—	—	—
September 30, 2020	Other	—	—	—	—	CHF 0.08	—	2,796	2,796
December 31, 2020	Shares issued for exercise of option awards	—	54	—	54	CHF 0.08	—	2,895	2,895
Movements during the year ended December 31, 2020		1,953	431,134	96	433,183		23,432,500	1,192,083	24,624,583
Balances reported at December 31, 2019		4,361	549,922	(100)	554,183		53,337,500	(1,240,540)	52,096,960
Balance at December 31, 2020		6,314	981,056	(4)	987,366		76,770,000	(48,457)	76,721,543
April 1, 2021	Issuance of shares to be held as treasury	131	—	(131)	—	CHF 0.008	1,500,000	(1,500,000)	—
January 1, 2021 - December 31, 2021	Exercise of options and vestings of RSUs	—	771	7	778		—	88,935	88,935
Movements during the year ended December 31, 2021		131	771	(124)	778		1,500,000	(1,411,065)	88,935
Balances reported at December 31, 2020		6,314	981,056	(4)	987,366		76,770,000	(48,457)	76,721,543
Balance at December 31, 2021		6,445	981,827	(128)	988,144		78,270,000	(1,459,522)	76,810,478

August 15, 2022	Issuance of shares, Deerfield exchange agreement, net of transaction costs	—	19,640	194	19,834	CHF 0.08	—	2,390,297	2,390,297
September 05, 2022	Issuance of shares to be held as treasury shares	254	—	(254)	—	CHF 0.08	3,123,865	(3,123,865)	—
September 06, 2022	Issuance of shares, share purchase agreement, net of transaction costs	—	6,070	60	6,130	CHF 0.08	—	733,568	733,568
January 1, 2022 - December 31, 2022	Vesting of RSUs	—	(62)	62	—		—	708,184	708,184
November 01, 2022	Issuance of shares to be held as treasury, ATM Facility	613	(23)	(613)	(23)	CHF 0.08	7,648,081	(7,648,081)	—
Movements during the year ended December 31, 2022		867	25,625	(551)	25,941		10,771,946	(6,939,897)	3,832,049
Balances reported at December 31, 2021		6,445	981,827	(128)	988,144		78,270,000	(1,459,522)	76,810,478
Balance at December 31, 2022		7,312	1,007,452	(679)	1,014,085		89,041,946	(8,399,419)	80,642,527
Authorized Capital

The Board of Directors is authorized to increase the share capital at any time until June 9, 2023, by a maximum amount of CHF 2,460,268, by issuing a maximum of 30,753,351 common shares, fully paid up, with a par value of CHF 0.08 each. An increase of the share capital in partial amounts is permissible.
Conditional Share Capital

Conditional Share Capital for Financing Acquisitions and Other Purposes

The Company’s nominal share capital may be increased, including to prevent takeovers and changes in control, by a maximum aggregate amount of CHF 1,432,776 through the issuance of not more than 17,909,703 common shares, which would have to be fully paid-in, each with a par value of CHF 0.08 per share, by the exercise of option and conversion rights granted in connection with warrants, convertible bonds or similar instruments of the Company or one of its subsidiaries. Shareholders will not have pre-emptive subscription rights in such circumstances, but may have advance subscription rights to subscribe for such warrants, convertible bonds or similar instruments. The holders of warrants, convertible bonds or similar instruments are entitled to the new shares upon the occurrence of the applicable conversion feature.

Conditional Share Capital for Equity Incentive Plans

The Company’s nominal share capital may, to the exclusion of the pre-emptive subscription rights and advance subscription rights of shareholders, be increased by a maximum aggregate amount of CHF 936,000 through the issuance of not more than 11,700,000 common shares, which would have to be fully paid-in, each with a par value of CHF 0.08 per share, by the exercise of options, other rights to receive shares or conversion rights that have been granted to employees, members of the board of directors, contractors or consultants of the Company or of one of its subsidiaries or other persons providing services to the Company or to a subsidiary through one or more equity incentive plans created by the board of directors.
Dividend
The Company did not declare a dividend during fiscal years 2022, 2021 or 2020.